Property, Plant and Equipment and right of use assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Property, Plant and Equipment and right of use assets

Note 9 – Property, Plant and Equipment and right of use assets:

2025

	Computers and office equipment	Right-of-use asset	Machinery and equipment	Buildings and greenhouses	Total
	NIS in thousands
Cost
Balance as of January 1, 2025	7,148	43,588	17,681	91,289	159,706
Disposals	(62)	(128)	-	(7)	(197)
Acquisitions as part of business combination	8	-	77	-	85
Additions during the year	144	810	3,000	10,789	14,743
Balance as of December 31, 2025	7,238	44,270	20,758	102,071	174,337

Less accumulated depreciation
Balance as of January 1, 2025	3,490	17,060	8,022	25,890	54,462
Disposals	-	(85)	-	-	(85)
Additions during the year	762	5,250	2,280	8,856	17,148
Balance as of December 31, 2025	4,252	22,225	10,302	34,746	71,525

Property, plant and equipment, net, as of December 31, 2025	2,986	22,045	10,456	67,325	102,812

2024

	Computers and office equipment	Right-of-use asset	Machinery and equipment	Buildings and greenhouses	Total
	NIS in thousands
Cost
Balance as of January 1, 2024	7,602	36,035	15,807	78,199	137,643
Disposals	(707)	(3,483)		(1,027)	(5,217)
Acquisitions as part of business combination	-	4,303	1,248	4,649	10,200
Additions during the year	253	6,733	626	9,468	17,080
Balance as of December 31, 2024	7,148	43,588	17,681	91,289	159,706

Less accumulated depreciation and impairment losses
Balance as of January 1, 2024	2,980	12,062	5,803	19,325	40,170
Disposals	(203)	(705)		(171)	(1,079)
Additions during the year	713	5,703	2,219	6,736	15,371
Balance as of December 31, 2024	3,490	17,060	8,022	25,890	54,462

Property, plant and equipment, net, as of December 31, 2024	3,658	26,528	9,659	65,399	105,244

Intercure Ltd.
Notes to the Consolidated Financial Statements